Basis of preparation - Effect of error correction on consolidated balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Inventories	$ 178,163	$ 164,135
Property, plant and equipment	4,003,211	4,042,199	$ 4,091,252
Deferred income tax liabilities		412,164
Deficit	(2,239,226)	(2,103,206)
Deferred income tax liabilities	$ 439,195	414,554
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of reclassifications or changes in presentation [line items]
Deferred income tax liabilities		2,390
Previously Reported [Member]
Disclosure of reclassifications or changes in presentation [line items]
Inventories		176,271
Property, plant and equipment		3,998,493
Deferred income tax liabilities		402,713
Deficit		(2,125,326)
Revision of Prior Period, Adjustment [Member]
Disclosure of reclassifications or changes in presentation [line items]
Inventories		(12,136)
Property, plant and equipment		43,706
Deferred income tax liabilities		9,451
Deficit		$ 22,120